Investment in Equipment Subject to Operating Leases (Details) (USD $)	Dec. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	$ 11,227,488
Accumulated Depreciation	61,898
Net Book Value	11,165,590
SQN AIF IV, GP LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	11,227,488
Accumulated Depreciation	61,898
Net Book Value	11,165,590
Agricultural Equipment [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	653,458
Accumulated Depreciation	2,382
Net Book Value	651,076
Agricultural Equipment [Member] | SQN AIF IV, GP LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	653,458
Accumulated Depreciation	2,382
Net Book Value	651,076
Computer Equipment [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	1,529,807
Accumulated Depreciation	17,505
Net Book Value	1,512,302
Computer Equipment [Member] | SQN AIF IV, GP LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	1,529,807
Accumulated Depreciation	17,505
Net Book Value	1,512,302
Forklifts And Fuels Cells [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	5,473,816
Accumulated Depreciation	26,569
Net Book Value	5,447,247
Forklifts And Fuels Cells [Member] | SQN AIF IV, GP LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	5,473,816
Accumulated Depreciation	26,569
Net Book Value	5,447,247
Heavy Equipment [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	2,514,627
Accumulated Depreciation	10,244
Net Book Value	2,504,383
Heavy Equipment [Member] | SQN AIF IV, GP LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	2,514,627
Accumulated Depreciation	10,244
Net Book Value	2,504,383
Industrial [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	466,618
Accumulated Depreciation	2,135
Net Book Value	464,483
Industrial [Member] | SQN AIF IV, GP LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	466,618
Accumulated Depreciation	2,135
Net Book Value	464,483
Tools, Dies and Molds [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	556,686
Accumulated Depreciation	2,943
Net Book Value	553,743
Tools, Dies and Molds [Member] | SQN AIF IV, GP LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	556,686
Accumulated Depreciation	2,943
Net Book Value	553,743
Medical [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	32,476
Accumulated Depreciation	120
Net Book Value	32,356
Medical [Member] | SQN AIF IV, GP LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost Basis	32,476
Accumulated Depreciation	120
Net Book Value	$ 32,356